Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity
A class of 10 million shares of preferred stock, without par value, is authorized but unissued. Common stock has a par value of $1.66  2/3 per share; 600 million shares are authorized.
The following table summarizes the shares outstanding for the three years ended December 31, 2012:

	Common Stock	Treasury Stock	Shares Outstanding
Balance, Jan. 1, 2010	290,573,068	(124,905,409)	165,667,659
Purchases	—	(8,124,621)	(8,124,621)
Issuances	—	2,838,777	2,838,777
Balance, Dec. 31, 2010	290,573,068	(130,191,253)	160,381,815
Purchases	—	(10,236,694)	(10,236,694)
Issuances	—	1,743,659	1,743,659
Balance, Dec. 31, 2011	290,573,068	(138,684,288)	151,888,780
Purchases	—	(1,000,000)	(1,000,000)
Issuances	—	2,677,517	2,677,517
Balance, Dec. 31, 2012	290,573,068	(137,006,771)	153,566,297

Per share cash dividends paid were $2.34 in 2012, $2.26 in 2011 and $2.18 in 2010.